Employee benefits, Reserve (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 175,560	$ 164,207
Domestic Defined Benefit Plans [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	175,560	164,207
Pensions and Seniority Premiums [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	150,873	142,398
Pensions and Seniority Premiums [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	153,572	144,049
Pensions and Seniority Premiums [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	(2,699)	(1,651)
Termination of Employment [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	24,687	21,809
Termination of Employment [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	24,687	21,809
Termination of Employment [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 0	$ 0